Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Initial Public Offering [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

On March 28, 2023, the Company sold 5,750,000 Units at a price of $10.00 per Units (including the full exercise of the over-allotment option of 750,000 Units granted to the underwriters), generating gross proceeds of $57,500,000. Each Unit consists of one share of Class A ordinary share, one right (“Public Right”), and one redeemable warrant (“Public Warrant”). Each Public Right will convert into one-sixth (1/6) of a share of Class A ordinary share upon the consummation of an initial Business Combination. Each Public Warrant entitles the holder to purchase one share of Class A ordinary share at a price of $11.50 per share, subject to adjustment, and each six rights entitle the holder thereof to receive one share of Class A ordinary share at the closing of an initial Business Combination. The Company will not issue fractional shares. As a result, Public Rights may only be converted in multiples of six. The Warrants will become exercisable on the later of the 30 days after completion of the Company’s initial Business Combination or 12 months from the closing of the IPO, and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation.

Note 3 — Initial Public Offering

On March 28, 2023, the Company sold 5,750,000 Units at a price of $10.00 per Units (including the full exercise of the over-allotment option of 750,000 Units granted to the underwriters), generating gross proceeds of $57,500,000. Each Unit consists of one share of Class A ordinary share, one right (“Public Right”), and one redeemable warrant (“Public Warrant”). Each Public Right will convert into one-sixth (1/6) of a share of Class A ordinary share upon the consummation of an initial Business Combination. Each Public Warrant entitles the holder to purchase one share of Class A ordinary share at a price of $11.50 per share, subject to adjustment, and each six rights entitle the holder thereof to receive one share of Class A ordinary share at the closing of an initial Business Combination. The Company will not issue fractional shares. As a result, Public Rights may only be converted in multiples of six. The Warrants will become exercisable on the later of the 30 days after completion of the Company’s initial Business Combination or 12 months from the closing of the IPO, and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation.